MORGAN STANLEY DEAN WITTER SELECT MUNICIPAL REINVESTMENT FUND
                                                          Two World Trade Center

LETTER TO THE SHAREHOLDERS June 30, 2000                New York, New York 10048

DEAR SHAREHOLDER:

The U.S. economic expansion continued during the six-month period ended June 30, 2000. Real personal consumption accelerated and unemployment reached a 30-year low. At the same time, a surge in oil prices heightened the risk of inflation. The Federal Reserve Board responded by further tightening monetary policy. Three increases in the federal funds rate, totaling 100 basis points, have occurred since February. The rate now stands at a nine-year high of 6.50 percent.

Strong economic growth and a less accommodative monetary policy caused long-term interest rates to increase throughout 1999. This January, however, the U.S. Treasury announced plans to use the federal budget surplus to reduce its debt. This announcement initially precipitated a 50 to 75 basis point drop in yields of longer-maturity Treasuries. Municipal bond yields also declined but lagged the trend of Treasury yields. Long-term interest rates rose in April, but began to decline in May and June as signs of an economic slowdown developed.

MUNICIPAL MARKET CONDITIONS

The long-term insured municipal index began the year at 5.97 percent. This index reached a high of 6.19 percent in mid January but ended June at 5.84 percent. Because bond prices move inversely to changes in interest rates, higher yields caused bond prices to decline significantly last year and improve marginally in the first six months of this year.

The ratio of municipal yields as a percentage of Treasury yields has historically been used as a measure of relative value. The increase in the ratio from 92 percent at the end of 1999 to 99 percent at the end of June may be attributed to the magnitude of the rally in long-term Treasuries. A rising yield ratio indicates weaker relative performance by municipals. Over the past five years, the ratio has ranged between an average annual high of 93 percent and an average annual low of 85 percent.

During the first six months of this year, new-issue volume was 22 percent lower than the same period last year. Refunding activity, the most interest

MORGAN STANLEY DEAN WITTER SELECT MUNICIPAL REINVESTMENT FUND rate sensitive component of new issue supply, dropped more than 70 percent and represented less than 10 percent of total volume. Approximately 40 percent of the underwritings were enhanced with bond insurance.




                         30-YEAR BOND YIELDS 1994-2000

                                     30-Year Insured                U.S. Treasury                  Insured Municipal Yields
                                    Municipal Yields                   Yields                as a Percentage of U.S. Treasury Yields
                                    ----------------             -----------------           ---------------------------------------



1994                                      5.40                        6.34                                    85.17
                                          5.40                        6.24                                    86.54
                                          5.80                        6.66                                    87.09
                                          6.40                        7.09                                    90.27
                                          6.35                        7.32                                    86.75
                                          6.25                        7.43                                    84.12
                                          6.50                        7.61                                    85.41
                                          6.25                        7.39                                    84.57
                                          6.30                        7.45                                    84.56
                                          6.55                        7.81                                    83.87
                                          6.75                        7.96                                    84.80
                                          7.00                        8.00                                    87.50
                                          6.75                        7.88                                    85.66
1995                                      6.40                        7.70                                    83.12
                                          6.15                        7.44                                    82.66
                                          6.15                        7.43                                    82.77
                                          6.20                        7.34                                    84.47
                                          5.80                        6.66                                    87.09
                                          6.10                        6.62                                    92.15
                                          6.10                        6.86                                    88.92
                                          6.00                        6.66                                    90.09
                                          5.95                        6.48                                    91.82
                                          5.75                        6.33                                    90.84
                                          5.50                        6.14                                    89.58
                                          5.35                        5.94                                    90.07
1996                                      5.40                        6.03                                    89.55
                                          5.60                        6.46                                    86.69
                                          5.85                        6.66                                    87.84
                                          5.95                        6.89                                    86.36
                                          6.05                        6.99                                    86.55
                                          5.90                        6.89                                    85.63
                                          5.85                        6.97                                    83.93
                                          5.90                        7.11                                    82.98
                                          5.70                        6.93                                    82.25
                                          5.65                        6.64                                    85.09
                                          5.50                        6.35                                    86.61
                                          5.60                        6.63                                    84.46
1997                                      5.70                        6.79                                    83.95
                                          5.65                        6.80                                    83.09
                                          5.90                        7.10                                    83.10
                                          5.75                        6.94                                    82.85
                                          5.65                        6.91                                    81.77
                                          5.60                        6.78                                    82.60
                                          5.30                        6.30                                    84.13
                                          5.50                        6.61                                    83.21
                                          5.40                        6.40                                    84.38
                                          5.35                        6.15                                    86.99
                                          5.30                        6.05                                    87.60
                                          5.15                        5.92                                    86.99
1998                                      5.15                        5.80                                    88.79
                                          5.20                        5.92                                    87.84
                                          5.25                        5.93                                    88.53
                                          5.35                        5.95                                    89.92
                                          5.20                        5.80                                    89.66
                                          5.20                        5.65                                    92.04
                                          5.18                        5.71                                    90.72
                                          5.03                        5.27                                    95.45
                                          4.95                        5.00                                    99.00
                                          5.05                        5.16                                    97.87
                                          5.00                        5.06                                    98.81
                                          5.05                        5.10                                    99.02
1999                                      5.00                        5.09                                    98.23
                                          5.10                        5.58                                    91.40
                                          5.15                        5.63                                    91.47
                                          5.20                        5.66                                    91.87
                                          5.30                        5.83                                    90.91
                                          5.47                        5.96                                    91.78
                                          5.55                        6.10                                    90.98
                                          5.75                        6.06                                    94.88
                                          5.85                        6.05                                    96.69
                                          6.03                        6.16                                    97.90
                                          6.00                        6.29                                    95.39
                                          5.97                        6.48                                    92.13
2000                                      6.18                        6.49                                    95.22
                                          6.04                        6.14                                    98.37
                                          5.82                        5.83                                    99.83
                                          5.91                        5.96                                    99.16
                                          5.91                        6.01                                    98.34
                                          5.84                        5.90                                    98.98



Source: Municipal Market Data - A Division of Thomson Financial Municipal Group and Bloomberg L.P.


PERFORMANCE

For the six-month period ended June 30, 2000, the Morgan Stanley Dean Witter Select Municipal Reinvestment Fund returned 4.27 percent, compared to 4.48 percent for the Lehman Brothers Municipal Bond Index.(1)

PORTFOLIO STRUCTURE

The Fund's net assets of $75 million were diversified among 11 long-term sectors and 39 credits. During the past six months the cash and short-term investment position ranged between 6 and

---------------------
(1) The Lehman Brothers Municipal Bond Index tracks the performance of municipal bonds with maturities of two years or greater and a minimum credit rating of Baa or BBB, as rated by Moody's Investors Service, Inc., or Standard & Poor's Corporation, respectively. The index does not include any expenses, fees or charges. The index is unmanaged and should not be considered an investment.

MORGAN STANLEY DEAN WITTER SELECT MUNICIPAL REINVESTMENT FUND

11 percent of net assets. At the end of June, the portfolio's average maturity was 14 years. Average duration, a measure of sensitivity to interest-rate changes, was 7.7 years. The accompanying charts provide current information on the portfolio's credit quality, maturity distribution and sector concentrations. Optional call provisions and their respective cost (book) yields are also charted by year.

LOOKING AHEAD

The Federal Reserve Board has expressed concern about consumer wealth and rising prices. We anticipate that the central bank will continue to focus on inflation and may increase short-term rates if it feels that the economic momentum is not slowing sufficiently. We believe municipal bonds continue to offer tax-conscious investors good long-term value.

We appreciate your ongoing support of Morgan Stanley Dean Witter Select Municipal Reinvestment Fund and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ CHARLES A. FIUMEFREDDO                       /s/ MITCHELL M. MERIN
CHARLES A. FIUMEFREDDO                           MITCHELL M. MERIN
Chairman of the Board                            President

MORGAN STANLEY DEAN WITTER SELECT MUNICIPAL REINVESTMENT FUND

[LONG TERM SECTORS PIE CHART]
LARGEST SECTORS AS OF JUNE 30, 2000
(% OF NET ASSETS)

GENERAL OBLIGATION                                                                22%
TRANSPORTATION                                                                    19%
WATER & SEWER                                                                     14%
HOSPITAL                                                                           9%
EDUCATION                                                                          8%
IDR/PCR*                                                                           6%
ELECTRIC                                                                           5%

*INDUSTRIAL DEVELOPMENT/POLLUTION CONTROL REVENUE

 PORTFOLIO STRUCTURE SUBJECT TO CHANGE.

[CREDIT RATINGS PIE CHART]

CREDIT RATINGS AS OF JUNE 30, 2000 (% OF TOTAL
LONG-TERM PORTFOLIO)
--------------------
                                                       Aaa or AAA                     53%
                                                        Aa or AA                      26%
                                                        A or A                        21%

As Measured By Moody's Investors Service, Inc.
Or Standard & Poor's Corp.

Portfolio structure is subject to change.


                            DISTRIBUTION BY MATURITY
                               (% OF NET ASSETS)

                                                                WEIGHTED AVERAGE
                                                               MATURITY 14 YEARS

UNDER 1 YEAR                                                              8.7%
1-5 Years                                                                 4.4%
5-10 Years                                                               24.9%
10-20 Years                                                              28.1%
20-30 Years                                                              30.3%
30+ Years                                                                 2.2%

Portfolio structure subject to change.

MORGAN STANLEY DEAN WITTER SELECT MUNICIPAL REINVESTMENT FUND

                      CALL AND COST (BOOK) YIELD STRUCTURE
                                 JUNE 30, 2000


                                                                                        WEIGHTED AVERAGE
                               PERCENT CALLABLE*                                   CALL PROTECTION: 6 YEARS
                               -----------------
2000                                                                                                  2%
2001                                                                                                  7%
2002                                                                                                  9%
2003                                                                                                  7%
2004                                                                                                  7%
2005                                                                                                 10%
2006                                                                                                 10%
2007                                                                                                  7%
2008                                                                                                 22%
2009                                                                                                  7%
2010+                                                                                                12%

                              Years Bonds Callable

                                                               Weighted Average
                                                               Book Yield: 6.0%

                              COST (BOOK) YIELD **
                              --------------------
2000                              7.5%

2001                              7.3%

2002                              6.5%

2003                              6.3%

2004                              5.5%

2005                              5.9%

2006                              7.7%

2007                              5.7%

2008                              5.2%

2009                              5.4%

2010+                             5.2%


 * % Based on Long-Term Portfolio
** Cost or 'book' yield is the annual income earned on a portfolio investment based on its original purchase price before fund operating expenses. For example, the fund earned a book yield of 7.3% on the 7% of the bonds in the long-term portfolio that are callable in 2001. Portfolio structure is subject to change.

MORGAN STANLEY DEAN WITTER SELECT MUNICIPAL REINVESTMENT FUND

FUND PERFORMANCE June 30, 2000



AVERAGE ANNUAL TOTAL RETURNS
-----------------------------------
PERIOD ENDED 6/30/00
-------------------------
1 Year                       1.83%(1)
5 Years                      4.76%(1)
10 Years                     6.18%(1)
Since Inception (9/22/83)    7.66%(1)

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.
---------------------

(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

MORGAN STANLEY DEAN WITTER SELECT MUNICIPAL REINVESTMENT FUND

PORTFOLIO OF INVESTMENTS June 30, 2000 (unaudited)

PRINCIPAL
AMOUNT IN                                                                 COUPON   MATURITY
THOUSANDS                                                                  RATE      DATE         VALUE
----------------------------------------------------------------------------------------------------------
            TAX-EXEMPT MUNICIPAL BONDS (90.0%)
            General Obligation (21.5%)
 $ 4,000    North Slope Borough, Alaska, Ser 1996 B (MBIA)..............  0.00 %   06/30/07    $2,767,878
   2,000    Los Angeles Unified School District, California, 1997 Ser B
             (FGIC).....................................................  5.00     07/01/23     1,821,800
   1,000    Florida Board of Education, Capital Outlay Refg Ser 1999 B
             (MBIA).....................................................  4.50     06/01/24       821,720
   1,000    Washington Suburban Sanitation District, Maryland, Gen
             Constr Refg 1994...........................................  5.00     06/01/14       964,960
   2,000    Massachusetts, 2000 Ser B...................................  6.00     06/01/16     2,086,440
     825    New York City, New York, 1990 Ser D.........................  6.00     08/01/07       825,908
   2,000    Little Miami Local School District, Ohio, Ser 1998 (FGIC)...  4.875    12/01/23     1,755,260
   2,000    Pennsylvania, First Ser 1995 (FGIC).........................  5.50     05/01/12     2,034,200
   1,000    Shelby County, Tennessee, Refg 1995 Ser A...................  5.625    04/01/12     1,019,320
   2,000    Washington, Ser 1994 A......................................  5.80     09/01/08     2,059,240
 -------                                                                                       ----------
  17,825                                                                                       16,156,726
 -------                                                                                       ----------

            Educational Facilities Revenue (8.0%)
   2,000    District of Columbia, Georgetown University Ser 1993........  5.375    04/01/23     1,820,380
   1,000    Massachusetts Health & Educational Facilities Authority,
             Boston College
             Ser K......................................................  5.25     06/01/18       953,080
   1,500    Rutgers - The State University, New Jersey, Refg Ser R......  6.50     05/01/13     1,569,630
   2,000    New York State Dormitory Authority, State University Ser
             1989 B.....................................................  0.00     05/15/03     1,733,320
 -------                                                                                       ----------
   6,500                                                                                        6,076,410
 -------                                                                                       ----------

            Electric Revenue (4.7%)
   2,000    South Carolina Public Service Authority, Santee Cooper 1997
             Refg Ser A
             (MBIA).....................................................  5.00     01/01/29     1,730,920
   3,000    Washington Public Power Supply System, Proj #2 Refg Ser 1994
             A (FGIC)...................................................  0.00     07/01/09     1,856,910
 -------                                                                                       ----------
   5,000                                                                                        3,587,830
 -------                                                                                       ----------

            Hospital Revenue (9.0%)
   1,000    Maryland Industrial Development Financing Authority, Holy
             Cross Health
             Refg Ser 1996..............................................  5.50     12/01/08     1,029,130
   2,000    New Jersey Health Care Facilities Financing Authority, St
             Barnabas Health
             Refg Ser 1998 B (MBIA).....................................  5.25     07/01/18     1,903,820
   2,000    North Central Texas Health Facilities Development
             Corporation, University Medical Center Ser 1997 (FSA)......  5.50     04/01/10     2,033,140
   2,000    Washington Health Care Facilities Authority, Swedish Health
             Ser 1998 (AMBAC)...........................................  5.125    11/15/22     1,785,900
 -------                                                                                       ----------
   7,000                                                                                        6,751,990
 -------                                                                                       ----------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER SELECT MUNICIPAL REINVESTMENT FUND

PORTFOLIO OF INVESTMENTS June 30, 2000 (unaudited) continued


PRINCIPAL
AMOUNT IN                                                                 COUPON   MATURITY
THOUSANDS                                                                  RATE      DATE         VALUE
----------------------------------------------------------------------------------------------------------
            Industrial Development/Pollution Control Revenue (5.8%)
 $   700    Connecticut Development Authority, Bridgeport Hydraulic Co
             Refg Ser 1990..............................................  7.25 %   06/01/20    $  714,987
   1,000    Michigan Strategic Fund, Ford Motor Co Refg Ser 1991 A......  7.10     02/01/06     1,105,240
   2,500    Ohio Water Development Authority, Dayton Power & Light Co
             Collateralized Refg 1992 Ser A.............................  5.40     08/15/27     2,520,700
 -------                                                                                       ----------
   4,200                                                                                        4,340,927
 -------                                                                                       ----------

            Mortgage Revenue - Multi-Family (1.3%)
     950    Michigan Housing Development Authority, Rental 1992 Ser A...  6.60     04/01/12       979,973
 -------                                                                                       ----------

            Mortgage Revenue - Single Family (2.6%)
   2,000    Alaska Housing Finance Corporation, Governmental 1995 Ser A
             (MBIA).....................................................  5.875    12/01/24     1,973,100
 -------                                                                                       ----------

            Recreational Facilities Revenue (2.7%)
   3,650    Metropolitan Football Stadium District, Colorado, Sales Tax
             Ser 1999 A (MBIA)..........................................  0.00     01/01/11     2,060,243
 -------                                                                                       ----------

            Transportation Facilities Revenue (18.6%)
   2,000    Sacramento County, California, Airport Refg Ser 1998 B
             (FGIC).....................................................  5.00     07/01/18     1,865,000
   1,500    San Francisco Bay Area Rapid Transit District, California,
             Sales Tax
             Ser 1998 (AMBAC)...........................................  4.75     07/01/23     1,306,485
   2,000    Lee County, Florida, Ser 1995 (MBIA)........................  5.75     10/01/22     2,009,200
   2,000    Kansas, Highway Refg Ser 1998...............................  5.50     09/01/14     2,037,340
   3,500    Kentucky Turnpike Authority, Resource Recovery Road 1987 Ser
             A BIGS.....................................................  8.50     07/01/06     4,145,470
   1,000    Massachusetts Turnpike Authority, Western 1997 Ser A
             (MBIA).....................................................  5.55     01/01/17     1,000,000
   2,000    Puerto Rico Highway & Transportation Authority, Ser 1998
             A..........................................................  4.75     07/01/38     1,645,200
 -------                                                                                       ----------
  14,000                                                                                       14,008,695
 -------                                                                                       ----------

            Water & Sewer Revenue (13.6%)
   2,000    San Francisco Public Utilities Commission, California, Water
             1996 Ser A.................................................  5.00     11/01/21     1,830,580
   2,000    Fulton County, Georgia, Water & Sewerage Ser 1998 (FGIC)....  4.75     01/01/28     1,693,720
   2,000    Suffolk County Industrial Development Agency, New York,
             Southwest Sewer
             Ser 1994 (FGIC)............................................  4.75     02/01/09     1,938,220
   1,000    Columbus, Ohio, Sewerage Refg Ser 1992......................  6.25     06/01/08     1,041,500
            Metropolitan Government of Nashville & Davidson County,
             Tennessee,
   2,000    Refg 1986...................................................  5.50     01/01/16     1,993,800
   2,000    Refg Ser 1998 A (FGIC)......................................  4.75     01/01/22     1,721,820
 -------                                                                                       ----------
  11,000                                                                                       10,219,640
 -------                                                                                       ----------

            Refunded (2.2%)
   1,500    Clermont County, Ohio, Mercy Health Ser 1991 (AMBAC)........  9.296++  09/25/01+    1,631,250
 -------                                                                                       ----------

                       SEE NOTES TO FINANCIAL STATEMENTS
                                          8

MORGAN STANLEY DEAN WITTER SELECT MUNICIPAL REINVESTMENT FUND

PORTFOLIO OF INVESTMENTS June 30, 2000 (unaudited) continued


PRINCIPAL
AMOUNT IN                                                                 COUPON   MATURITY
THOUSANDS                                                                  RATE      DATE         VALUE
----------------------------------------------------------------------------------------------------------
 $73,625    TOTAL TAX-EXEMPT MUNICIPAL BONDS (Identified Cost $67,443,129)..................   $67,786,784
 -------                                                                                       ----------

            SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS (8.6%)
   3,100    Collier County Health Facilities Authority, Florida,
            Cleveland Clinic Health Ser 1999 (Demand 07/03/00)..........  4.50*%   01/01/33     3,100,000
   1,500    Harris County Health Facilities Development Corporation,
            Texas, Methodist Hospital Ser 1994 (Demand 07/03/00)........  4.55*    12/01/25     1,500,000
   1,900    Lincoln County, Wyoming, Exxon Corp Ser 1984 B (Demand
            07/03/00)...................................................  4.45*    11/01/14     1,900,000
 -------                                                                                       ----------

   6,500    TOTAL SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS (Identified Cost
             $6,500,000)....................................................................    6,500,000
 -------                                                                                       ----------

 $80,125    TOTAL INVESTMENTS (Identified Cost $73,943,129) (a)...................     98.6%    74,286,784
 =======

            OTHER ASSETS IN EXCESS OF LIABILITIES...................................    1.4
                                                                                                1,033,910
                                                                                      -----    ----------

            NET ASSETS.............................................................   100.0%
                                                                                      =====    $75,320,694
                                                                                               ==========


---------------------

   BIGS     Bond Income Growth Security.
    +       Prerefunded to call date shown.
    ++      Current coupon rate for residual interest bond. This rate
            resets periodically as the auction rate on the related
            short-term securities fluctuates.
    *       Current coupon of variable rate demand obligation.
   (a)      The aggregate cost for federal income tax purposes
            approximates identified cost. The aggregate gross unrealized appreciation is $2,180,287 and the aggregate gross
            unrealized depreciation is $1,836,632, resulting in net
            unrealized appreciation of $343,655.

                            Bond Insurance:
------------------------------------------------------------------------
  AMBAC     AMBAC Assurance Corporation.
   FGIC     Financial Guaranty Insurance Company.
   FSA      Financial Security Assurance Inc.
   MBIA     Municipal Bond Investors Assurance Corporation.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER SELECT MUNICIPAL REINVESTMENT FUND

PORTFOLIO OF INVESTMENTS June 30, 2000 (unaudited) continued



                       Geographic Summary of Investments
                Based on Market Value as a Percent of Net Assets

Alaska......................     6.3
California..................     9.1
Colorado....................     2.7
Connecticut.................     0.9
District of Columbia........     2.4
Florida.....................     3.8
Georgia.....................     2.2
Kansas......................     2.7
Kentucky....................     5.5
Maryland....................     2.6
Massachusetts...............     5.4
Michigan....................     2.8
New Jersey..................     4.6
New York....................     6.0
Ohio........................    13.3
Pennsylvania................     2.7
Puerto Rico.................     2.2
South Carolina..............     2.3
Tennessee...................     6.3
Texas.......................     4.7
Washington..................     7.6
Wyoming.....................     2.5
                                ----
Total.......................    98.6%
                                ====

---------------------

Portfolio structure is subject to change.

MORGAN STANLEY DEAN WITTER SELECT MUNICIPAL REINVESTMENT FUND

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2000 (unaudited)

ASSETS:
Investments in securities, at value
 (identified cost $73,943,129)..............................  $74,286,784
Cash........................................................       96,936
Interest receivable.........................................    1,090,936
Prepaid expenses and other assets...........................        4,060
                                                               ----------

    TOTAL ASSETS............................................   75,478,716
                                                               ----------

LIABILITIES:
Payable for:
    Shares of beneficial interest repurchased...............       53,841
    Investment management fee...............................       30,695
    Dividends to shareholders...............................       19,835
Accrued expenses............................................       53,651
                                                               ----------

    TOTAL LIABILITIES.......................................      158,022
                                                               ----------

    NET ASSETS..............................................  $75,320,694
                                                               ==========

COMPOSITION OF NET ASSETS:
Paid-in-capital.............................................  $75,082,453
Net unrealized appreciation.................................      343,655
Accumulated net realized loss...............................     (105,414)
                                                               ----------

    NET ASSETS..............................................  $75,320,694
                                                               ==========

NET ASSET VALUE PER SHARE,
 6,571,072 shares outstanding
 (unlimited shares authorized of $.01 par value)............        $11.46
                                                               ===========

        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER SELECT MUNICIPAL REINVESTMENT FUND

STATEMENT OF OPERATIONS
For the six months ended June 30, 2000 (unaudited)

NET INVESTMENT INCOME:

INTEREST INCOME.............................................  $2,160,368
                                                              ----------

EXPENSES
Investment management fee...................................     189,263
Transfer agent fees and expenses............................      85,564
Professional fees...........................................      37,718
Shareholder reports and notices.............................      22,149
Registration fees...........................................      14,948
Trustees' fees and expenses.................................       6,370
Custodian fees..............................................       2,018
Other.......................................................       2,988
                                                              ----------

    TOTAL EXPENSES..........................................     361,018

Less: expense offset........................................      (2,015)
                                                              ----------

    NET EXPENSES............................................     359,003
                                                              ----------

    NET INVESTMENT INCOME...................................   1,801,365
                                                              ----------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss...........................................     (33,057)
Net change in unrealized depreciation.......................   1,417,947
                                                              ----------

    NET GAIN................................................   1,384,890
                                                              ----------

NET INCREASE................................................  $3,186,255
                                                              ==========

        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER SELECT MUNICIPAL REINVESTMENT FUND

STATEMENT OF CHANGES IN NET ASSETS
                                                      FOR THE SIX
                                                      MONTHS ENDED      FOR THE YEAR
                                                      JUNE 30, 2000         ENDED
                                                                        DECEMBER 31, 1999
--------------------------------------------------------------------------------------
                                                      (unaudited)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income...............................   $1,801,365       $ 3,892,485
Net realized loss...................................      (33,057)          (72,208)
Net change in unrealized
 appreciation/depreciation..........................    1,417,947        (7,293,129)
                                                       ----------       -----------

    NET INCREASE (DECREASE).........................    3,186,255        (3,472,852)
                                                       ----------       -----------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income...............................   (1,801,365)       (3,892,485)
Net realized gain...................................      --                (17,023)
                                                       ----------       -----------

    TOTAL DIVIDENDS AND DISTRIBUTIONS...............   (1,801,365)       (3,909,508)
                                                       ----------       -----------

Net decrease from transactions in shares of
 beneficial interest................................   (4,106,815)       (9,052,555)
                                                       ----------       -----------

    NET DECREASE....................................   (2,721,925)      (16,434,915)

NET ASSETS:
Beginning of period.................................   78,042,619        94,477,534
                                                       ----------       -----------

    END OF PERIOD...................................   $75,320,694      $78,042,619
                                                       ==========       ===========

        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER SELECT MUNICIPAL REINVESTMENT FUND

NOTES TO FINANCIAL STATEMENTS June 30, 2000 (unaudited)

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Select Municipal Reinvestment Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund is offered exclusively to the holders of certain unit investment trusts as an investment option for reinvesting distributions received on units of their trusts. The Fund's investment objective is to provide a high level of current income which is exempt from federal income tax, consistent with the preservation of capital. The Fund was organized as a Massachusetts business trust on June 1, 1983 and commenced operations on September 22, 1983.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- Portfolio securities are valued for the Fund by an outside independent pricing service approved by the Trustees. The pricing service has informed the Fund that in valuing the Fund's portfolio securities, it uses both a computerized matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the bid side of the market each day. The Fund's portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. Short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

MORGAN STANLEY DEAN WITTER SELECT MUNICIPAL REINVESTMENT FUND

NOTES TO FINANCIAL STATEMENTS June 30, 2000 (unaudited)


C. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement with Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager") the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.50% to the daily net assets of the Fund determined as of the close of each business day.

3. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended June 30, 2000 aggregated $3,087,230 and $4,233,468, respectively.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager, is the Fund's transfer agent. At June 30, 2000, the Fund had transfer agent fees and expenses payable of approximately $2,500.

MORGAN STANLEY DEAN WITTER SELECT MUNICIPAL REINVESTMENT FUND

NOTES TO FINANCIAL STATEMENTS June 30, 2000 (unaudited)


4. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                   FOR THE SIX                   FOR THE YEAR
                                                                   MONTHS ENDED                      ENDED
                                                                  JUNE 30, 2000                DECEMBER 31, 1999
                                                              ----------------------       -------------------------
                                                                   (unaudited)
                                                               SHARES      AMOUNT            SHARES        AMOUNT
                                                              --------   -----------       ----------   ------------
Sold........................................................   460,134   $ 5,200,344       1,078,788    $12,738,507
Reinvestment of dividends and distributions.................   146,105     1,651,138         306,550      3,616,076
                                                              --------   -----------       ---------    -----------
                                                               606,239     6,851,482       1,385,338     16,354,583
Repurchased.................................................  (970,502)  (10,958,297)      (2,150,372)  (25,407,138)
                                                              --------   -----------       ---------    -----------
Net decrease................................................  (364,263)  $(4,106,815)       (765,034)   $(9,052,555)
                                                              ========   ===========       =========    ===========

5. FEDERAL INCOME TAX STATUS

At December 31, 1999, the Fund had a net capital loss carryover of approximately $72,000 which will be available through December 31, 2007 to offset future capital gains to the extent provided by regulations.

MORGAN STANLEY DEAN WITTER SELECT MUNICIPAL REINVESTMENT FUND

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                       FOR THE SIX                FOR THE YEAR ENDED DECEMBER 31,
                                                      MONTHS ENDED    -------------------------------------------------------
                                                      JUNE 30, 2000     1999          1998       1997       1996       1995
-----------------------------------------------------------------------------------------------------------------------------
                                                       (unaudited)
SELECTED PER SHARE DATA:

Net asset value, beginning of period................      $11.25       $ 12.27        $12.47     $12.14     $12.48     $11.34
                                                          ------       -------        ------     ------     ------     ------

Income (loss) from investment operations:
 Net investment income..............................        0.27          0.53          0.56       0.58       0.61       0.62
 Net realized and unrealized gain (loss)............        0.21         (1.02)         0.10       0.35      (0.19)      1.16
                                                          ------       -------        ------     ------     ------     ------

Total income (loss) from investment operations......        0.48         (0.49)         0.66       0.93       0.42       1.78
                                                          ------       -------        ------     ------     ------     ------

Less dividends and distributions from:
 Net investment income..............................       (0.27)        (0.53)        (0.56)     (0.58)     (0.61)     (0.62)
 Net realized gain..................................          --            --         (0.30)     (0.02)     (0.15)     (0.02)
                                                          ------       -------        ------     ------     ------     ------

Total dividends and distributions...................       (0.27)        (0.53)        (0.86)     (0.60)     (0.76)     (0.64)
                                                          ------       -------        ------     ------     ------     ------

Net asset value, end of period......................      $11.46       $ 11.25        $12.27     $12.47     $12.14     $12.48
                                                          ======       =======        ======     ======     ======     ======

TOTAL RETURN+.......................................        4.27%(1)     (4.07)%        5.46%      7.94%      3.55%     16.00%

RATIOS TO AVERAGE NET ASSETS:
Expenses............................................        0.96%(2)(3)    0.95%        0.91%(3)   0.95%(3)   0.94%(3)   0.97%

Net investment income...............................        4.76%(2)       4.49%        4.51%      4.78%      5.01%      5.14%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.............     $75,321       $78,043       $94,478    $94,255    $92,187    $95,231

Portfolio turnover rate.............................           5%(1)          5%          31%         8%        17%        17%

---------------------
 + Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.
(3) Does not reflect the effect of expense offset of 0.01%.

                          SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER SELECT MUNICIPAL REINVESTMENT FUND

CHANGE IN INDEPENDENT ACCOUNTANTS

On July 1, 2000 PricewaterhouseCoopers LLP resigned as independent accountants of the Fund.

The reports of PricewaterhouseCoopers LLP on the financial statements of the Fund for the past two fiscal years contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principle.

In connection with its audits for the two most recent fiscal years and through July 1, 2000, there have been no disagreements with PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements if not resolved to the satisfaction of PricewaterhouseCoopers LLP would have caused them to make reference thereto in their report on the financial statements for such years.

The Fund, with the approval of its Board of Trustees and its Audit Committee, engaged Deloitte & Touche LLP as its new independent accountants as of July 1, 2000.

                      (This Page Intentionally Left Blank)

TRUSTEES
----------------------------------
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS
----------------------------------
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

James F. Willison
Vice President

Joseph R. Arcieri
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT
----------------------------------
Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS
----------------------------------
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER
----------------------------------
Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048

The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.

Morgan Stanley Dean Writter Distributors Inc, member NASD.



MORGAN STANLEY
DEAN WITTER
SELECT MUNICIPAL
REINVESTMENT
FUND

Semiannual Report
June 30, 2000